SHARE-BASED COMPENSATION - Narrative (Details) $ / shares in Units, shares in Thousands, $ in Millions				1 Months Ended	12 Months Ended
	Sep. 17, 2025 shares	Jul. 10, 2024 shares	May 06, 2024 employee shares	Jul. 31, 2024 shares	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($) $ / shares	Aug. 20, 2025 vote $ / shares	Apr. 09, 2024 $ / shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Percentage of outstanding stock				10.00%
Maximum share issuances, additional shares (in shares) | shares				20,000
Exchange program, weighted average exercise price (in dollars per share) | $ / shares							$ 2.25	$ 3.36
Exchange program, weighted average exercise price as percentage of closing price							6.62	1.5
Exchange program, number of participants			266				15
Options issued in connection with exchange (in shares) | shares		2,200
Exchange program, elected exchange in period (in shares) | shares	8,900		3,900
Exchange program, elected issuance (in shares) | shares			2,200
Options issued in connection with exchange weighted average exercise price (in usd per share) | $ / shares						$ 2.10
Outstanding, Weighted-average remaining contractual life (in years)					7 years 4 months 17 days	6 years 3 months 29 days
Incremental expenses					$ 5.6	$ 0.2
Unrecognized share-based compensation expense, options					3.0
Capitalized Share-Based Compensation Expense
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Ending inventory					$ 0.5	$ 0.8
Stock options
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unrecognized share-based compensation expense, period for recognition					2 years
Stock options received in exchange for any originally vested options
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period						1 year
Expiration period						8 years
Stock options received in exchange for any originally unvested stock options
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expiration period						8 years
Stock options received in exchange for any originally unvested stock options | Share-Based Payment Arrangement, Tranche One
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Award vesting rights (in percent)					50.00%
RSUs
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period					5 years
Fair value of shares vested					$ 2.6	$ 3.5
Unrecognized share-based compensation expense, period for recognition					1 year 8 months 12 days
Unrecognized share-based compensation expense					$ 10.9
Minimum | Stock options
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expiration period					8 years
Maximum | Stock options
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expiration period					10 years